Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Assets
Due from related parties	$ 80	$ 231
Liabilities
Due to related parties	255	229
Oceanbulk Maritime S.A. and its affiliates
Assets
Due from related parties	0	107
Sydelle Marine Limited
Assets
Due from related parties	0	44
Liabilities
Due to related parties	47	0
Product Shipping & Trading S.A
Assets
Due from related parties	15	0
Starocean Manning Philippines Inc.
Assets
Due from related parties	65	80
Combine Marine Ltd.
Liabilities
Due to related parties	8	0
Management and Directors Fees
Liabilities
Due to related parties	138	229
Managed Vessels of Oceanbulk Shipping LLC
Liabilities
Due to related parties	$ 62	$ 0